RELATED PARTY TRANSACTIONS (Schedule of Notes Receivable from Related Party) (Details) (USD $)			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Related Party Note Receivable One [Member]	Dec. 31, 2013 Related Party Note Receivable One [Member]	Dec. 31, 2013 Related Party Note Receivable Two [Member]	Dec. 31, 2012 Related Party Note Receivable Two [Member]	Dec. 31, 2013 Related Party Note Receivable Three [Member]	Dec. 31, 2012 Related Party Note Receivable Three [Member]	Dec. 31, 2013 Related Party Note Receivable Four [Member]	Dec. 31, 2012 Related Party Note Receivable Four [Member]	Dec. 31, 2013 Related Party Note Receivable Five [Member]	Dec. 31, 2012 Related Party Note Receivable Five [Member]	Dec. 31, 2013 Related Party Note Receivable Six [Member]	Dec. 31, 2012 Related Party Note Receivable Six [Member]
Related Party Transaction [Line Items]
Notes receivable from related party	$ 12,915,099	$ 1,830,208	$ 1,830,208		$ 1,614,387		$ 1,614,387		$ 4,843,163		$ 1,614,387		$ 3,228,775
Due date			Jan. 07, 2013		Feb. 20, 2014		Mar. 09, 2014		Mar. 19, 2014		Mar. 12, 2014		Jun. 06, 2014